Discontinued Operations (Details) (USD $) In Millions	3 Months Ended														12 Months Ended
	Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Information with respect to the discontinued operations
Revenues															$ 16.5	$ 26.6	$ 81.5
Net (loss) income from discontinued operations, net of tax	(5.6)	[1]	(17.4)	[1]	(0.4)	[1],[2]	0.2	[1]	0.8	[1]	0.2	[1]	(0.2)	[1],[2]	(23.4)	1.0	0.2
Income tax benefit (expense) from discontinued operations															$ 12.9	$ (1.8)	$ (2.8)

[1]	Includes the December 1, 2009 acquisition of NextRx.
[2]	Restated to exclude the discontinued operations of PMG